Prepaid Expense and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Advance to EMS providers	$ 2,884	$ 9,565
Value added taxes recoverable	2,486	2,248
Deposits	2,138	825
Rental receivable	1,120	638
Social insurance borne by employee	989	927
Staff advances	272	206
Other prepaid and current assets	222	136
Prepaid royalty fee	165	508
Prepaid testing and tooling fee	106	274
Capital contribution receivable from noncontrolling shareholders	54	53
Receivable for sale of testing equipment		298
Prepaid expenses and other current assets	$ 10,436	$ 15,678